Description of Business and Organization (Details) - Schedule of exchange rate - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Period-end RMB:US$ exchange rate [Member]
Description of Business and Organization (Details) - Schedule of exchange rate [Line Items]
Foreign Currency Translation Exchange Rates	$ 6.4697	$ 7.0682	$ 7.0682	$ 7.1363
Period average RMB:US$ exchange rate [Member]
Description of Business and Organization (Details) - Schedule of exchange rate [Line Items]
Foreign Currency Translation Exchange Rates	6.4549	7.0324	7.0324	6.8609
Period-end HK$:US$ exchange rate [Member]
Description of Business and Organization (Details) - Schedule of exchange rate [Line Items]
Foreign Currency Translation Exchange Rates	7.765	7.7502	7.7502	7.7872
Period average HK$:US$ exchange rate [Member]
Description of Business and Organization (Details) - Schedule of exchange rate [Line Items]
Foreign Currency Translation Exchange Rates	$ 7.8	$ 7.8	$ 7.8	$ 7.8